S000030390 [Member] Expense Example - Ashmore Emerging Markets Total Return Fund	Oct. 31, 2025 USD ($)
Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 123
Expense Example, with Redemption, 3 Years	471
Expense Example, with Redemption, 5 Years	843
Expense Example, with Redemption, 10 Years	1,887
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	324
Expense Example, with Redemption, 3 Years	776
Expense Example, with Redemption, 5 Years	1,354
Expense Example, with Redemption, 10 Years	2,743
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	543
Expense Example, with Redemption, 3 Years	928
Expense Example, with Redemption, 5 Years	1,338
Expense Example, with Redemption, 10 Years	$ 2,480